                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [_]: Amendment Number:
                                              --------

This Amendment (Check only one): [_] is a restatement
                                 [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    First Commonwealth Bank as successor
         to First Commonwealth Trust Company
Address: 22 North Sixth St
         Indiana, PA, 15701

Form 13F File Number: 28-11893

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Teresa M. Ciambotti
Title: Senior Vice President and Controller
Phone: (724) 463-4725

Signature, Place, and Date of Signing:


/s/ Teresa M. Ciambotti     Indiana, PA,   May 27, 2010
-------------------------
   Teresa M. Ciambotti,

This filing was filed under First Commonwealth Financial Corporation, CIK 0000712537, and is being re-filed under First Commonwealth Bank, CIK 0001362556, as successor to First Commonwealth Trust Company, CIK 0001098885.

Report Type(check only one):

[_] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report

[x] 13F NOTICE (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s))

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
--------------------   ----
28-05151               First Commonwealth Financial Corporation

First Commonwealth Bank, as successor to First Commonwealth Trust Company and a wholly-owned subsidiary of First Commonwealth Financial Corporation, a bank holding company, incorporated under the laws of Pennsylvania, and First Commonwealth Financial Corporation exercise investment discretion with respect to the same 13F securities Pursuant to the General Instruction 2 of Form 13F, this filing indicates that First Commonwealth Financial Corporation is reporting on behalf of First Commonwealth Bank, as successor to First Commonwealth Trust Company, on First Commonwealth Financial Corporation's Form 13F for the quarter ended June 30, 2003.